UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2016

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2016 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2016 (Unaudited)

Security	Shares	Value
Common Stocks—98.8%
CONSUMER DISCRETIONARY—12.9%
Amazon.com Inc (a)	44,174	$29,136,729
American Eagle Outfitters Inc	140,000	2,003,400
Best Buy Co Inc	374,367	12,009,693
Chipotle Mexican Grill Inc (a)	25,363	10,677,062
Coach Inc	348	14,014
Express Inc (a)	109,700	1,994,346
Foot Locker Inc	31,300	1,923,072
Gap Inc/The	102,045	2,365,403
Home Depot Inc/The	218	29,188
JC Penney Co Inc (a)	1,546	14,347
Johnson Controls Inc	283	11,716
Kohl’s Corp	212	9,392
L Brands Inc	219	17,146
Lowe’s Cos Inc	364	27,671
Marriott International Inc/MD Cl A	146	10,233
Michael Kors Holdings Ltd (a)	164,283	8,486,860
NIKE Inc Cl B	376	22,161
Netflix Inc	28,500	2,565,855
Nordstrom Inc	329,700	16,857,561
Ralph Lauren Corp	82	7,643
Staples Inc	666	6,793
Starbucks Corp	414	23,279
TEGNA Inc	366,300	8,556,768
Target Corp	78,881	6,271,040
Tempur Sealy International Inc (a)	37,400	2,269,058
Visteon Corp	151,200	12,046,104
Walt Disney Co/The	242	24,989

		117,381,523

CONSUMER STAPLES—8.9%
Avon Products Inc	535,373	2,521,607
Campbell Soup Co	192,647	11,888,246
Clorox Co/The	89,200	11,170,516
Coca-Cola Co/The	292	13,082
Colgate-Palmolive Co	153	10,851
Costco Wholesale Corp	120	17,776
Coty Inc Cl A	30,941	940,606
Estee Lauder Cos Inc/The Cl A	22,273	2,135,313
General Mills Inc	175	10,735
Kimberly-Clark Corp	141	17,652
Koninklijke Ahold NV	329,623	7,195,670
Kraft Heinz Co/The	223	17,410
Kroger Co/The	860	30,435
Loblaw Companies Ltd	119,500	6,604,650
Mondelez International Inc Cl A	265	11,384
PepsiCo Inc	239,449	24,653,668
Procter & Gamble Co/The	155	12,419
Sysco Corp	242,548	11,174,186
Whole Foods Market Inc	76,448	2,223,108

		80,649,314

ENERGY—3.3%
Core Laboratories NV	24,500	3,274,670
Dril-Quip Inc (a)	37,300	2,417,786
Ensco PLC Cl A	505,999	6,051,748
FMC Technologies Inc (a)	592,500	18,065,325
National Oilwell Varco Inc	305	10,992

		29,820,521

FINANCIALS—16.9%
American Capital Agency Corp	257,632	4,732,700
American Express Co	191	12,497
Annaly Capital Management Inc	918,647	9,572,302
Apollo Investment Corp	136,614	795,093
Fifth Third Bancorp	350,200	6,412,162
Hatteras Financial Corp	254,061	4,037,029
ING Groep NV	679,550	8,338,079
Intercontinental Exchange Inc	39	9,361
Invesco Mortgage Capital Inc	502,800	6,460,980
Lincoln National Corp	184,500	8,016,525
MFA Financial Inc	1,385,300	9,572,423
MetLife Inc	584,666	26,368,437
Morgan Stanley	292	7,902
National Bank of Canada	119,500	4,277,806
PNC Financial Services Group Inc/The	190	16,678
Popular Inc	242,800	7,216,016
Prospect Capital Corp	369,819	2,766,246
Prudential Financial Inc	288,741	22,417,851
Regions Financial Corp	491,000	4,605,580
Starwood Property Trust Inc	121,272	2,347,826
Two Harbors Investment Corp	268,300	2,100,789
US Bancorp	346	14,771
Unum Group	539,100	18,442,611
Voya Financial Inc	148,600	4,825,042
Wells Fargo & Co	185	9,246

		153,375,952

HEALTH CARE—14.3%
Bio-Rad Laboratories Inc Cl A (a)	46,178	6,550,349
Biogen Inc (a)	48,818	13,424,462
Bristol-Myers Squibb Co	146,100	10,545,498
Bruker Corp	204,600	5,790,180
Express Scripts Holding Co (a)	92,000	6,783,160
Gilead Sciences Inc	279,889	24,689,009
Hologic Inc (a)	164,800	5,535,632
INC Research Holdings Inc Cl A (a)	48,000	2,310,240
Merck & Co Inc	572,391	31,389,922
Owens & Minor Inc	90,800	3,304,212
Taro Pharmaceutical Industries Ltd (a)	41,500	5,799,210
Thermo Fisher Scientific Inc	26,600	3,837,050
Varian Medical Systems Inc (a)	129,800	10,537,164

		130,496,088

INDUSTRIALS—9.9%
3M Co	115	19,249
Alaska Air Group Inc	33,800	2,380,534
Cummins Inc	218,853	25,612,366
Deluxe Corp	38,600	2,423,308
Herman Miller Inc	84,400	2,546,348
JetBlue Airways Corp (a)	1,688	33,406
Masco Corp	589,200	18,094,332
PACCAR Inc	137,600	8,106,016
Quanta Services Inc (a)	350,200	8,306,744
RR Donnelley & Sons Co	629	10,945
Robert Half International Inc	85,500	3,275,505
Southwest Airlines Co	422,765	18,859,546
United Parcel Service Inc Cl B	131	13,764

		89,682,063

INFORMATION TECHNOLOGY—21.6%
Advanced Micro Devices Inc (a)	3,150	11,183
Alphabet Inc Cl A (a)	38,316	27,123,130
Apple Inc	316,472	29,666,085
Cisco Systems Inc	504	13,855
Citrix Systems Inc (a)	110,700	9,059,688
eBay Inc	232,300	5,675,089
EMC Corp/MA	373	9,739
F5 Networks Inc (a)	175,682	18,402,690
Facebook Inc Cl A (a)	35,100	4,127,058
First Solar Inc (a)	358	19,991
HP Inc	373,400	4,581,618
Intel Corp	796,219	24,109,511
International Business Machines Corp	52	7,589
Microsoft Corp	795,861	39,689,588
Motorola Solutions Inc	110,901	8,338,646
NVIDIA Corp	125,400	4,455,462
Red Hat Inc (a)	39,400	2,890,778
Siliconware Precision Industries Co Ltd ADR	299,100	2,163,989
Take-Two Interactive Software Inc (a)	65,300	2,231,954
United Microelectronics Corp ADR	1,786,000	3,375,540
Western Digital Corp	49,100	2,006,472
Xerox Corp	874,500	8,395,200
Yahoo! Inc (a)	649	23,753

		196,378,608

MATERIALS—3.5%
Avery Dennison Corp	55,888	4,058,028
Domtar Corp	205,800	7,952,112
Nucor Corp	230	11,449
Sealed Air Corp	217,700	10,310,272
Sherwin-Williams Co/The	18,190	5,226,169
Steel Dynamics Inc	169,300	4,268,053
WestRock Co	256	10,714

		31,836,797

TELECOMMUNICATION SERVICES—4.7%
AT&T Inc	212,332	8,242,728
CenturyLink Inc	508,600	15,741,170
Telephone & Data Systems Inc	118,876	3,515,163
Verizon Communications Inc	295,545	15,055,062

		42,554,123

UTILITIES—2.8%
Consolidated Edison Inc	347,932	25,955,727

		25,955,727

Total Investments—98.8% (Cost $858,051,514) (b)		898,130,716

Other Assets, less liabilities—1.2%		10,737,110

Net Assets—100.0%		$908,867,826

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $858,231,065. The aggregate gross unrealized appreciation is $85,231,454 and the aggregate gross unrealized depreciation is $45,331,803, resulting in net unrealized appreciation of $39,899,651.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2016 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stock—97.0%
Australia—7.1%
Bendigo & Adelaide Bank Ltd	Banks	300,744	$2,139,060
BlueScope Steel Ltd	Materials	1,001,569	4,945,329
Challenger Ltd/Australia	Diversified Financials	1,041,028	7,118,368
Dexus Property Group	Real Estate	411,943	2,647,032
Flight Centre Travel Group Ltd	Consumer Services	232,089	6,962,539
GPT Group/The	Real Estate	491,337	1,886,069
Harvey Norman Holdings Ltd	Retailing	789,972	2,700,846
Mirvac Group	Real Estate	2,364,275	3,374,035
REA Group Ltd	Media	51,243	1,991,283
TPG Telecom Ltd	Telecommunication Services	895,411	7,318,498
Westpac Banking Corp	Banks	34,442	816,131

			41,899,190

Austria—0.3%
Erste Group Bank AG (a)	Banks	33,306	958,253
Raiffeisen Bank International AG (a)	Banks	55,500	887,076

			1,845,329

Belgium—0.8%
Ageas	Insurance	73,932	2,901,067
UCB SA	Pharma, Biotech & Life Sciences	24,530	1,836,036

			4,737,103

Brazil—0.8%
BM&FBovespa SA—Bolsa de Valores Mercadorias e Futuros	Diversified Financials	921,847	4,589,467
Cia de Transmissao de Energia Eletrica Paulista Rights (a)(c)	Utilities	1,396	4,126

			4,593,593

China—0.5%
Belle International Holdings Ltd	Consumer Durables & Apparel	2,091,142	1,283,174
BYD Co Ltd Cl H (a)	Automobiles & Components	161,790	953,154
Nine Dragons Paper Holdings Ltd	Materials	964,764	693,985

			2,930,313

Denmark—2.4%
Danske Bank A/S	Banks	56,321	1,593,001
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	74,651	4,168,913
Vestas Wind Systems A/S	Capital Goods	119,574	8,556,378

			14,318,292

Finland—1.7%
Kesko OYJ Cl B	Food & Staples Retailing	51,190	2,045,616
Nokia OYJ	Technology Hardware & Equipment	1,375,567	8,113,850

			10,159,466

France—12.6%
AXA SA	Insurance	447,365	11,280,249
Carrefour SA	Food & Staples Retailing	336	9,524
Cie de Saint-Gobain	Capital Goods	92,974	4,258,976
CNP Assurances	Insurance	108,841	1,853,085
Credit Agricole SA	Banks	210,526	2,329,034
Eiffage SA	Capital Goods	39,794	3,164,483
Orange SA	Telecommunication Services	681,477	11,302,064
Peugeot SA (a)	Automobiles & Components	568,829	9,156,944
Renault SA	Automobiles & Components	102,254	9,870,584
Sanofi	Pharma, Biotech & Life Sciences	145,251	11,996,447
Vivendi SA	Media	474,912	9,116,438

			74,337,828

Germany—6.9%
Allianz SE	Insurance	56,803	9,645,039
Continental AG	Automobiles & Components	16,298	3,580,312
Deutsche Wohnen AG	Real Estate	36,466	1,117,040
GEA Group AG	Capital Goods	6,815	316,047
METRO AG	Food & Staples Retailing	189,513	6,023,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	32,305	5,992,233
OSRAM Licht AG	Capital Goods	171,974	8,976,922
SMA Solar Technology AG (a)	Semiconductors & Semiconductor Equipment	28,113	1,489,213
Suedzucker AG	Food & Beverage	197,621	3,485,715

			40,625,897

Hong Kong—1.9%
Great Eagle Holdings Ltd	Real Estate	331,237	1,345,069
Hysan Development Co Ltd	Real Estate	291,833	1,292,279
Sino Land Co Ltd	Real Estate	417,378	657,500
Wharf Holdings Ltd/The	Real Estate	625,163	3,388,865
Wheelock & Co Ltd	Real Estate	947,132	4,383,288

			11,067,001

Hungary—0.1%
Richter Gedeon Nyrt	Pharma, Biotech & Life Sciences	14,136	281,283

			281,283

Indonesia—0.9%
Telekomunikasi Indonesia Persero Tbk PT (a)	Telecommunication Services	19,369,605	5,213,990

			5,213,990

Ireland—0.0%
Irish Bank Resolution Corp Ltd/Old (a)(c)	Banks	138,674	0

			0

Italy—2.4%
A2A SpA	Utilities	3,283,425	4,685,793
Atlantia SpA	Transportation	278,334	7,752,965
Banco Popolare SC	Banks	285,609	2,016,708

			14,455,466

Japan—18.7%
Aeon Mall Co Ltd	Real Estate	82,950	1,186,938
Asahi Glass Co Ltd	Capital Goods	1,409,866	8,551,830
Central Japan Railway Co	Transportation	64,518	11,719,308
Coca-Cola West Co Ltd	Food & Beverage	140,925	3,938,182
Dai Nippon Printing Co Ltd	Commercial & Professional Services	487,000	4,738,231
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	268,587	6,529,228
Daiwa House Industry Co Ltd	Real Estate	82,614	2,287,820
DeNA Co Ltd	Software & Services	47,327	824,501
FUJIFILM Holdings Corp	Technology Hardware & Equipment	20,044	855,938
Ibiden Co Ltd	Technology Hardware & Equipment	632,412	8,239,472
Kawasaki Kisen Kaisha Ltd	Transportation	726,847	1,603,214
Kose Corp	Household & Personal Products	11,262	1,079,939
Medipal Holdings Corp	Health Care Equipment & Services	253,017	4,159,605
Mitsubishi Estate Co Ltd	Real Estate	206,000	4,083,611
Mitsubishi Gas Chemical Co Inc	Materials	495,412	2,810,553
Mitsui Fudosan Co Ltd	Real Estate	315,972	8,047,327
Mixi Inc	Software & Services	28,038	990,548
MS&AD Insurance Group Holdings Inc	Insurance	182,300	5,057,784
Murata Manufacturing Co Ltd	Technology Hardware & Equipment	6,100	843,493
Nikon Corp	Consumer Durables & Apparel	199,234	2,999,822
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	716,261	3,916,189
Nissan Motor Co Ltd	Automobiles & Components	627,049	5,860,545
Nomura Real Estate Holdings Inc	Real Estate	30,900	584,528
NTN Corp	Capital Goods	5,300	17,337
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	114,724	4,606,330
Seino Holdings Co Ltd	Transportation	169,593	1,789,528
Sumitomo Dainippon Pharma Co Ltd	Pharma, Biotech & Life Sciences	134,800	1,792,798
TDK Corp	Technology Hardware & Equipment	47,801	2,939,676
Toppan Printing Co Ltd	Commercial & Professional Services	618,981	5,478,527
Toyo Seikan Group Holdings Ltd	Materials	69,171	1,419,042
Yamada Denki Co Ltd	Retailing	288,500	1,483,013

			110,434,857

Mexico—0.3%
Alfa SAB de CV	Capital Goods	150,556	284,425
Promotora y Operadora de Infraestructura SAB de CV	Transportation	103,241	1,314,587

			1,599,012

Netherlands—4.6%
ING Groep NV	Banks	814,690	9,979,555
Koninklijke Ahold NV	Food & Staples Retailing	398,650	8,675,277
Koninklijke KPN NV	Telecommunication Services	1,022,613	4,023,241
Koninklijke Vopak NV	Energy	24,680	1,341,138
NN Group NV	Insurance	87,662	3,038,214

			27,057,425

New Zealand—0.5%
Spark New Zealand Ltd	Telecommunication Services	1,144,135	2,968,134

			2,968,134

Norway—2.2%
Norsk Hydro ASA	Materials	2,495,070	10,854,260
Subsea 7 SA (a)	Energy	205,641	1,892,367

			12,746,627

Russia—0.3%
VimpelCom Ltd ADR	Telecommunication Services	452,170	1,722,768

			1,722,768

South Africa—1.0%
Mondi Ltd	Materials	99,030	1,909,823
MTN Group Ltd	Telecommunication Services	1,029	10,816
Truworths International Ltd	Retailing	542,586	4,067,649

			5,988,288

South Korea—2.1%
Industrial Bank of Korea	Banks	594,073	6,334,902
LG Display Co Ltd	Technology Hardware & Equipment	214,266	4,494,433
LG Electronics Inc	Consumer Durables & Apparel	28,276	1,444,324

			12,273,659

Spain—0.8%
Acciona SA	Utilities	27,611	2,211,800
Banco de Sabadell SA	Banks	624,879	1,194,511
Banco de Sabadell SA interim shs (a)(c)	Banks	18,160	34,714
Banco Santander SA	Banks	308,788	1,563,576

			5,004,601

Sweden—2.9%
Atlas Copco AB Cl A	Capital Goods	89,990	2,330,949
Electrolux AB Cl B	Consumer Durables & Apparel	47,673	1,384,591
Holmen AB Cl B	Materials	47,190	1,628,205
Investor AB Cl B	Diversified Financials	42,029	1,543,911
Svenska Cellulosa AB SCA Cl B	Household & Personal Products	330,519	10,419,293

			17,306,949

Switzerland—4.6%
Lonza Group AG	Pharma, Biotech & Life Sciences	44,470	7,404,707
Novartis AG	Pharma, Biotech & Life Sciences	96,758	7,389,343
Swiss Life Holding AG	Insurance	17,252	4,357,547
Swiss Re AG	Insurance	89,342	7,932,190

			27,083,787

Taiwan—0.7%
Inventec Corp	Technology Hardware & Equipment	847,881	561,258
Taiwan Semiconductor Manufacturing Co Ltd	Semiconductors & Semiconductor Equipment	325,373	1,513,222
United Microelectronics Corp	Semiconductors & Semiconductor Equipment	6,109,928	2,273,250

			4,347,730

Turkey—1.5%
Turkiye Vakiflar Bankasi TAO	Banks	2,439,583	4,312,901
Yapi ve Kredi Bankasi AS (a)	Banks	2,892,406	4,430,268

			8,743,169

United Kingdom—16.7%
3i Group PLC	Diversified Financials	753,900	5,230,386
Auto Trader Group PLC	Software & Services	102,891	565,219
Barratt Developments PLC	Consumer Durables & Apparel	216,979	1,692,566
Berkeley Group Holdings PLC	Consumer Durables & Apparel	153,861	6,750,464
Coca-Cola HBC AG	Food & Beverage	390,229	8,003,056
DS Smith PLC	Materials	534,304	2,984,444
Hammerson PLC	Real Estate	80,974	693,327
Inchcape PLC	Retailing	369,576	3,667,932
Intertek Group PLC	Commercial & Professional Services	12,347	589,098
J Sainsbury PLC	Food & Staples Retailing	2,433,119	10,297,200
Kingfisher PLC	Retailing	1,549,703	8,261,117
Land Securities Group PLC	Real Estate	194,227	3,220,804
Mondi PLC	Materials	436,736	8,368,257
Persimmon PLC	Consumer Durables & Apparel	212,982	6,199,391
Petrofac Ltd	Energy	226,707	2,806,273
Reckitt Benckiser Group PLC	Household & Personal Products	22,037	2,148,046
Royal Mail PLC	Transportation	1,098,634	7,836,120
Segro PLC	Real Estate	389,288	2,382,011
Taylor Wimpey PLC	Consumer Durables & Apparel	990,089	2,673,055
Unilever PLC	Household & Personal Products	237	10,605
Vodafone Group PLC	Telecommunication Services	2,854,756	9,166,801
Wm Morrison Supermarkets PLC	Food & Staples Retailing	1,834,819	5,136,440

			98,682,612

United States—1.7%
Broadcom Ltd	Semiconductors & Semiconductor Equipment	20,885	3,043,989
Core Laboratories NV	Energy	29,063	3,884,561
Ensco PLC Cl A	Energy	239,091	2,859,528

			9,788,078

Total Common Stock (Cost $541,734,311)			572,212,447

Preferred Stock—0.7%
Brazil—0.7%
Banco Bradesco SA	Banks	285,120	2,139,970
Cia de Transmissao de Energia Eletrica Paulista	Utilities	63,600	1,041,324
Telefonica Brasil SA	Telecommunication Services	72,200	886,285

			4,067,579

Total Preferred Stock (Cost $2,946,491)			4,067,579

Total Investments—97.7% (Cost $544,680,802) (b)			576,280,026

Other Assets, less liabilities—2.3%			13,866,210

Net Assets—100.0%			$590,146,236

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $549,312,826. The aggregate gross unrealized appreciation is $44,595,564 and the aggregate gross unrealized depreciation is $17,628,364, resulting in net unrealized appreciation of $26,967,200.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The portfolio of investments of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Social Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Social Equity Fund commenced on November 28, 2008. The Domini International Social Equity Fund offers Investor shares, Class A shares and Institutional Shares. Class A and Institutional shares of the Domini International Social Equity Fund were not offered prior to November 28, 2008 and November 30, 2012, respectively. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R and Institutional shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates. The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$117,381,523	$—	$—	$117,381,523
Consumer Staples	80,649,314	—	—	80,649,314
Energy	29,820,521	—	—	29,820,521
Financials	153,375,952	—	—	153,375,952
Health Care	130,496,088	—	—	130,496,088
Industrials	89,682,063	—	—	89,682,063
Information Technology	196,378,608	—	—	196,378,608
Materials	31,836,797	—	—	31,836,797
Telecommunication Services	42,554,123	—	—	42,554,123
Utilities	25,955,727	—	—	25,955,727

Total	$898,130,716	$—	$—	$898,130,716

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$92,099,743	$—	$—	$92,099,743
Consumer Staples	61,272,268	—	—	61,272,268
Energy	12,783,867	—	—	12,783,867
Financials	151,672,060	—	34,714	151,706,774
Health Care	50,164,690	—	—	50,164,690
Industrials	79,278,925	—	—	79,278,925
Information Technology	40,664,251	—	—	40,664,251
Materials	35,613,898	—	—	35,613,898
Telecommunication Services	41,726,312	—	—	41,726,312
Utilities	6,897,593	—	4,126	6,901,719
Preferred Stocks
Financials	2,139,970	—	—	2,139,970
Telecommunication Services	886,285	—	—	886,285
Utilities	1,041,324	—	—	1,041,324

Total	$576,241,186	$—	$38,840	$576,280,026

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2015	$—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(113,217)
Purchases	—
Sales	—
Transfers in and/or out of Level Three	152,057

Balance as of April 30, 2016	$38,840

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2016:	$276

For the Domini International Social Equity Fund transfers from Level 1 to Level 3 included securities valued at $3,888,296 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $3,736,239 because market values were readily available from a pricing agent for which fair value factors were previously applied.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2016 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities—65.5%
Agency Collateralized Mortgage Obligations—6.4%
FHR 3877 LM, 3.500%, 6/15/2026	780,000	$847,463
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	403,438
Fannie Mae Connecticut Avenue Securities
5.688%, VR, 10/25/2023	100,000	106,708
3.039%, VR, 5/25/2024	517,000	481,663
3.339%, VR, 7/25/2024	235,000	220,949
3.439%, VR, 7/25/2024	630,000	597,118
4.439%, VR, 5/25/2025	205,000	203,835
4.739%, VR, 2/25/2025	125,000	125,888
4.839%, VR, 1/25/2024	260,000	265,309
4.989%, VR, 2/25/2025	125,000	126,985
5.339%, VR, 11/25/2024	389,000	402,215
5.439%, VR, 11/25/2024	265,000	273,792
5.439%, VR, 7/25/2025	395,000	406,905
Freddie Mac Structured Agency Credit Risk
2.089%, VR, 4/25/2024	270,000	268,282
2.639%, VR, 3/25/2025	250,000	252,354
2.839%, VR, 8/25/2024	312,278	315,525
2.939%, VR, 8/25/2024	260,000	264,783
3.039%, VR, 12/25/2027	520,000	523,808
3.089%, VR, 10/25/2024	260,000	263,761
3.089%, VR, 3/25/2028	255,000	259,784
3.289%, VR, 4/25/2028	654,000	666,404
3.734%, VR, 10/25/2027	413,000	410,906
4.439%, VR, 8/25/2024	472,000	466,074
4.939%, VR, 2/25/2024	250,000	257,537
4.989%, VR, 10/25/2024	461,000	475,530

		8,887,016

Commercial Mortgage Backed Securities—5.5%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (c)	46,040	46,329
Banc Of America Commercial Mortgage, 3.705%, 9/15/2048	150,000	161,469
BWAY Mortgage Trust 144A, 2.809%, 3/10/2033 (c)	196,392	200,175
Citigroup Commercial Mortgage, 3.717%, 9/15/2048	384,000	413,338
Commercial Mortgage Trust
3.350%, 2/10/2048	326,000	342,124
3.612%, 10/10/2048	115,000	122,977
3.630%, 10/10/2048	260,000	278,619
3.644%, 12/10/2047	325,000	347,840
144A, 3.424%, 3/10/2031 (c)	640,000	677,930
144A, 3.726%, 3/10/2031 (c)	644,000	677,444
CSAIL Commercial Mortgage Trust
3.808%, 11/15/2048	388,000	419,963
3.505%, 4/15/2050	394,000	419,208
Morgan Stanley Baml Trust
2.918%, 2/15/2046	360,000	371,694
3.102%, 5/15/2046	300,000	313,887
3.526%, 12/15/2047	180,167	191,551
3.741%, 8/15/2047	300,000	323,954
3.892%, 6/15/2047	300,000	327,028
4.051%, 4/15/2047	300,000	330,367
4.219%, VR, 7/15/2046	150,000	165,991
4.259%, VR, 10/15/2046	300,000	336,555
OBP Depositor LLC Trust 144A, 4.646%, 7/15/2045 (c)	806,000	886,680
Wells Fargo Commercial Mortgage, 3.718%, 12/15/2048	318,000	341,614

		7,696,737

Federal Home Loan Mortgage Corporation—9.8%
849167, 2.947%, VR, 10/1/2043	631,009	654,801
A12413, 5.000%, 8/1/2033	36,317	40,002
A37619, 4.500%, 9/1/2035	307,008	335,176
A87874, 4.000%, 8/1/2039	105,869	114,487
A89148, 4.000%, 10/1/2039	160,443	171,882
A89384, 4.000%, 10/1/2039	200,746	215,030
A89729, 4.000%, 11/1/2039	101,168	108,381
A93101, 5.000%, 7/1/2040	182,202	201,142

A93996, 4.500%, 9/1/2040	85,797	93,761
A94362, 4.000%, 10/1/2040	248,657	268,902
A94742, 4.000%, 11/1/2040	40,691	43,967
A95084, 4.000%, 11/1/2040	39,956	42,835
A95085, 4.000%, 11/1/2040	337,010	361,035
A95796, 4.000%, 12/1/2040	157,864	169,256
A97047, 4.500%, 2/1/2041	173,987	190,153
FHR 3768 CB, 3.500%, 12/15/2025	343,000	369,038
FHR 3800 CB, 3.500%, 2/15/2026	383,000	418,499
FHR 3806 L, 3.500%, 2/15/2026	847,000	923,377
G01779, 5.000%, 4/1/2035	52,647	58,474
G01828, 4.500%, 4/1/2035	245,368	267,933
G01837, 5.000%, 7/1/2035	348,213	386,720
G01838, 5.000%, 7/1/2035	62,488	69,439
G02424, 5.500%, 12/1/2036	249,051	279,667
G04997, 5.000%, 1/1/2037	218,504	241,564
G05052, 5.000%, 10/1/2033	23,554	26,157
G06079, 6.000%, 7/1/2039	230,954	263,444
G06990, 5.500%, 8/1/2040	342,506	384,455
G08347, 4.500%, 6/1/2039	543,856	593,762
G08499, 3.000%, 7/1/2042	107,837	110,708
G08698, 3.500%, 3/1/2046	2,492,682	2,614,065
G14599, 2.500%, 11/1/2027	316,142	326,775
G30614, 3.500%, 12/1/2032	497,906	528,712
J17791, 3.000%, 1/1/2027	424,165	445,171
J20118, 2.500%, 8/1/2027	119,479	123,493
Q00291, 5.000%, 4/1/2041	159,580	176,443
Q01807, 4.500%, 7/1/2036	208,099	227,145
Q06160, 4.000%, 2/1/2037	73,392	78,555
Q17103, 4.000%, 6/1/2041	19,350	20,750
Q33602, 3.000%, 5/1/2045	792,276	812,719
Z40004, 6.000%, 8/1/2036	37,627	43,077
FHLMC TBA 30 Yr 3.5, 3.500%, 5/12/2046 (b)	900,000	942,768

		13,743,720

Federal National Mortgage Association—38.8%
190370, 6.000%, 6/1/2036	170,078	194,396
469829, 2.720%, 12/1/2018	1,668,084	1,721,279
471333, 3.120%, 8/1/2022	1,877,738	1,979,350
471478, 2.610%, 8/1/2022	1,401,402	1,450,802
745044, 4.500%, 8/1/2035	72,882	79,886
745327, 6.000%, 3/1/2036	478,810	548,720
889529, 6.000%, 3/1/2038	81,035	93,458
890248, 6.000%, 8/1/2037	39,507	45,708
930672, 4.500%, 3/1/2039	256,964	283,739
932441, 4.000%, 1/1/2040	768,552	821,234
995082, 5.500%, 8/1/2037	146,522	165,857
995243, 4.500%, 8/1/2038	205,782	224,242
AA9846, 4.000%, 8/1/2039	122,904	131,300
AB1343, 4.500%, 8/1/2040	227,915	250,923
AB1763, 4.000%, 11/1/2030	47,011	50,663
AB4168, 3.500%, 1/1/2032	437,236	462,640
AB6472, 2.000%, 10/1/2027	401,947	406,748
AC1877, 4.500%, 9/1/2039	117,629	128,369
AC2817, 4.000%, 10/1/2039	63,532	67,885
AC5401, 5.000%, 10/1/2039	12,886	14,281
AC9564, 4.500%, 2/1/2040	92,835	102,115
AD1649, 4.000%, 3/1/2040	113,711	121,735
AD8033, 4.000%, 8/1/2040	42,099	45,132
AE0215, 4.000%, 12/1/2039	101,063	108,009
AE0216, 4.000%, 8/1/2040	227,350	243,457
AE0624, 4.000%, 11/1/2040	102,339	110,021
AE0625, 4.000%, 12/1/2040	120,847	131,591
AE4113, 4.000%, 10/1/2040	72,198	77,709
AE4192, 4.000%, 10/1/2040	349,483	377,766
AE5143, 4.000%, 11/1/2040	53,687	57,554
AI7951, 4.500%, 8/1/2036	95,874	104,920
AJ5974, 4.000%, 12/1/2036	70,650	75,672
AL0005, 4.500%, 1/1/2041	95,798	104,579
AL0049, 6.000%, 12/1/2035	89,171	102,449
AL1627, 4.500%, 9/1/2041	170,948	186,553
AM1381, 3.150%, 3/1/2028	435,983	453,631
AM2048, 2.810%, 1/1/2028	257,212	263,122

AM3278, 2.850%, 5/1/2023	722,998	757,516
AM4253, 3.220%, 9/1/2020	640,780	680,904
AM4796, 3.300%, 12/1/2023	758,536	812,032
AM5146, 3.470%, 1/1/2024	488,060	528,073
AM5197, 4.200%, 1/1/2030	1,185,938	1,340,827
AM6356, 3.210%, 7/1/2026	1,200,000	1,278,304
AM7067, 3.110%, 1/1/2021	2,085,760	2,201,681
AM7395, 2.950%, 11/1/2024	195,286	205,050
AM7598, 3.070%, 12/1/2024	1,427,003	1,508,468
AM8036, 2.660%, 3/1/2027	305,000	309,020
AM8109, 2.700%, 2/1/2027	243,000	247,172
AM8134, 2.860%, 2/1/2027	313,699	326,440
AM8148, 2.680%, 3/1/2027	1,000,000	1,023,498
AM8159, 2.810%, 2/1/2027	295,103	305,838
AM8317, 2.960%, 3/1/2025	1,426,893	1,496,969
AM8659, 2.880%, 4/1/2031	1,283,947	1,293,062
AM8958, 2.970%, 6/1/2030	287,000	287,723
AM9024, 2.970%, 6/1/2027	505,000	528,860
AM9239, 3.030%, 6/1/2025	989,931	1,043,643
AP9592, 3.500%, 10/1/2032	340,958	361,500
AR1524, 2.000%, 1/1/2028	328,809	332,714
AR9198, 3.000%, 3/1/2043	956,013	982,583
AS3608, 2.500%, 12/1/2043	396,407	394,588
AS6408, 3.500%, 1/1/2046	2,643,295	2,771,776
AS6730, 3.500%, 2/1/2046	519,350	544,594
AW4685, 2.761%, VR, 5/1/2044	218,288	226,141
AY3370, 2.500%, 4/1/2045	295,320	293,965
BA3123, 3.500%, 2/1/2046	771,234	808,720
MA0639, 4.000%, 2/1/2041	177,619	190,415
MA0919, 3.500%, 12/1/2031	24,726	26,169
MA0949, 3.500%, 1/1/2032	246,016	260,379
MA1630, 4.000%, 10/1/2033	253,959	274,004
FNMA TBA 30 Yr 3.5, 3.500%, 5/12/2046 (b)	5,721,000	5,995,877
FNMA TBA 30 Yr 3, 3.000%, 5/12/2046 (b)	8,800,000	9,021,718
FNMA TBA 30 Yr 4, 4.000%, 5/12/2046 (b)	3,600,000	3,846,023

		54,293,741

Government National Mortgage Association—5.0%
GNMA II Pool MA3453, 3.000%, 2/20/2046	1,989,028	2,063,550
GNMA II TBA 30 Yr 3.5, 3.500%, 5/23/2046 (b)	1,200,000	1,267,547
GNMA II TBA 30 Yr 3, 3.000%, 5/23/2046 (b)	600,000	621,328
GNMA II TBA 30 Yr 4.5, 4.500%, 5/23/2046 (b)	900,000	965,356
GNMA II TBA 30 Yr 4, 4.000%, 5/23/2046 (b)	2,000,000	2,134,609

		7,052,390

Total Mortgage Backed Securities

(Cost $89,968,168)		91,673,604

Corporate Bonds and Notes—36.3%
Communications—5.7%
AT&T Inc
1.305%, VR, 3/11/2019	525,000	522,195
3.950%, 1/15/2025	445,000	468,357
4.750%, 5/15/2046	125,000	126,453
5.800%, 2/15/2019	130,000	144,499
CCO Safari II LLC senior secured note 144A, 6.484%, 10/23/2045 (c)	565,000	669,375
Charter Communications Operating LLC, term loan 1, 3.500%, 1/24/2023	300,000	301,634
Comcast Corp, 4.400%, 8/15/2035	415,000	459,178
Cox Communications Inc
144A, 4.800%, 2/1/2035 (c)	200,000	178,065
144A, 5.875%, 12/1/2016 (c)	175,000	179,208
Gray Television Inc, term loan C, 4.250%, 6/13/2021	334,163	336,042
Interpublic Group of Cos Inc/The, 4.200%, 4/15/2024	250,000	262,130
Numericable US LLC
Term loan B6, 4.750%, 2/10/2023	748,125	750,111
144A, 7.375%, 5/1/2026 (c)	200,000	203,250
Sprint Communications Inc 144A, 7.000%, 3/1/2020 (c)	375,000	386,719
Time Warner Cable Inc
6.750%, 7/1/2018	275,000	304,400
7.300%, 7/1/2038	450,000	554,864
Time Warner Inc
3.600%, 7/15/2025	325,000	340,138
6.100%, 7/15/2040	200,000	242,800
Univision Communications Inc, term loan C4, 4.000%, 3/1/2020	493,450	493,978

Verizon Communications Inc, 5.150%, 9/15/2023	426,000		490,703
Ziggo BV
Term loan B, 3.652%, 1/15/2022	184,894		184,504
Term loan B2A, 3.652%, 1/15/2022	119,149		118,898
Term loan B3, 3.601%, 1/15/2022	195,957		195,544

			7,913,045

Consumer Discretionary—4.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 144A, 6.375%, 4/1/2024 (c)	295,000		294,263
Delphi Automotive PLC
3.150%, 11/19/2020	240,000		244,722
4.150%, 3/15/2024	401,000		421,735
Energizer Holdings, Inc., term loan B, 3.250%, 6/30/2022	620,313		619,144
ERAC USA Finance LLC 144A, 3.850%, 11/15/2024 (c)	1,000,000		1,060,776
Home Depot Inc/The, 5.950%, 4/1/2041	420,000		565,609
KAR Auction Services Inc, term loan B3, 4.250%, 3/9/2023	150,000		150,563
Lear Corp, 4.750%, 1/15/2023	173,000		179,920
Marriott International Inc/MD, 2.875%, 3/1/2021	500,000		508,220
Northeastern University, 5.285%, 3/1/2032	100,000		112,857
O’Reilly Automotive Inc
3.800%, 9/1/2022	155,000		163,985
3.850%, 6/15/2023	550,000		580,062
On Assignment Inc, term loan, 3.750%, 6/3/2022	394,206		395,931
United Rentals North America Inc senior secured note, 4.625%, 7/15/2023	500,000		500,000

			5,797,787

Consumer Staples—1.8%
BJ’s Wholesale Club Inc, first lien term loan, 4.500%, 9/26/2019	483,134		479,360
Coty Inc, term loan B, 3.750%, 10/27/2022	205,000		205,724
Galleria Co., term loan B, 3.750%, 1/26/2023	410,000		411,410
JM Smucker Co/The, 4.250%, 3/15/2035	380,000		397,886
Mondelez International Inc., 1.625%, 3/8/2027	350,000	EUR	393,320
TreeHouse Foods Inc 144A, 6.000%, 2/15/2024 (c)	530,000		566,437

			2,454,137

Energy—0.6%
Spectra Energy Capital LLC, 8.000%, 10/1/2019	750,000		862,148

			862,148

Financials—12.6%
AIA Group Ltd 144A, 4.500%, 3/16/2046 (c)	325,000		333,423
Air Lease Corp, 3.875%, 4/1/2021	225,000		230,063
Aircastle Ltd, 5.000%, 4/1/2023	140,000		142,892
American Express Credit Corp, 0.924%, VR, 9/22/2017	500,000		497,329
American Tower Corp, 5.000%, 2/15/2024	362,000		402,749
Aon PLC, 4.750%, 5/15/2045	225,000		232,985
AXA SA subordinated note, 8.600%, 12/15/2030	400,000		538,116
Boston Properties LP, 3.650%, 2/1/2026	300,000		314,753
BPCE SA
2.250%, 1/27/2020	500,000		504,743
144A, 4.875%, 4/1/2026 (c)	500,000		504,723
Brandywine Operating Partnership LP, 4.550%, 10/1/2029	500,000		499,278
Capital One Financial Corp subordinated note, 4.200%, 10/29/2025	155,000		158,724
Cooperatieve Rabobank UA, 3.950%, 11/9/2022	375,000		386,408
Credit Agricole SA subordinated note 144A, 4.375%, 3/17/2025 (c)	495,000		494,814
Crown Castle International Corp, 3.700%, 6/15/2026	300,000		305,237
Discover Financial Services, 3.750%, 3/4/2025	325,000		322,739
DTZ US Borrower LLC, first lien term loan, 4.250%, 11/4/2021	496,250		496,663
Duke Realty LP
3.625%, 4/15/2023	200,000		204,072
4.375%, 6/15/2022	250,000		266,461
Fifth Third Bancorp subordinated note, 8.250%, 3/1/2038	425,000		614,199
Hartford Financial Services Group Inc/The junior secured note, 8.125%, VR, 6/15/2068	275,000		297,688
Huntington Bancshares Inc/OH
3.150%, 3/14/2021	425,000		435,984
1.700%, 2/26/2018	380,000		380,077
ING Bank NV 144A, 2.000%, 11/26/2018 (c)	500,000		503,586
Intesa Sanpaolo SpA, 2.375%, 1/13/2017	775,000		778,628
KeyBank NA/Cleveland OH, 1.650%, 2/1/2018	250,000		250,377
Kimco Realty Corp, 3.400%, 11/1/2022	160,000		164,025
Marsh & McLennan Cos Inc, 3.300%, 3/14/2023	100,000		102,341
Metropolitan Life Global Funding I 144A, 2.300%, 4/10/2019 (c)	750,000		764,333
Morgan Stanley subordinated note
3.950%, 4/23/2027	210,000		210,156
5.000%, 11/24/2025	700,000		763,373
National City Corp subordinated note, 6.875%, 5/15/2019	275,000		311,231

Regency Centers LP, 3.750%, 6/15/2024	300,000	308,018
Reinsurance Group of America Inc, 4.700%, 9/15/2023	164,000	173,790
Santander UK PLC subordinated note 144A, 5.000%, 11/7/2023 (c)	650,000	678,047
Standard Chartered PLC subordinated note 144A, 5.700%, 3/26/2044 (c)	250,000	235,605
Swedbank AB 144A, 2.200%, 3/4/2020 (c)	650,000	651,354
TIAA Asset Management Finance Co LLC 144A, 4.125%, 11/1/2024 (c)	160,000	165,588
Total System Services Inc, 3.800%, 4/1/2021	600,000	623,518
US Bancorp subordinated note, 3.600%, 9/11/2024	493,000	520,672
Ventas Realty LP, 3.500%, 2/1/2025	350,000	349,095
Vornado Realty LP, 2.500%, 6/30/2019	325,000	328,242
Voya Financial Inc, 5.650%, VR, 5/15/2053	130,000	121,908
Wachovia Corp subordinated note, 7.500%, 4/15/2035	500,000	671,855
Welltower Inc, 5.250%, 1/15/2022	400,000	443,982

		17,683,844

Health Care—4.2%
Actavis Funding SCS
2.350%, 3/12/2018	500,000	505,703
3.000%, 3/12/2020	420,000	429,386
3.800%, 3/15/2025	280,000	287,994
Allina Health System, 4.805%, 11/15/2045	410,000	458,582
Boston Medical Center Corp, 4.519%, 7/1/2026	455,000	492,752
Celgene Corp, 3.875%, 8/15/2025	325,000	343,049
City of Hope senior secured note, 5.623%, 11/15/2043	250,000	306,528
Kaiser Foundation Hospitals, 3.500%, 4/1/2022	110,000	114,804
Mayo Clinic, 4.128%, 11/15/2052	165,000	176,304
Memorial Sloan-Kettering Cancer Center, 4.200%, 7/1/2055	60,000	63,126
Mylan Inc, 2.600%, 6/24/2018	400,000	403,086
New York and Presbyterian Hospital/The, 4.024%, 8/1/2045	365,000	367,924
Ochsner Clinic Foundation, 5.897%, 5/15/2045	650,000	789,111
Orlando Health Obligated Group, 4.416%, 10/1/2044	395,000	401,234
Thermo Fisher Scientific Inc, 4.150%, 2/1/2024	265,000	285,622
Zimmer Biomet Holdings Inc, 1.450%, 4/1/2017	495,000	495,490

		5,920,695

Industrials—2.2%
Canadian Pacific Railway Co, 4.500%, 1/15/2022	400,000	438,058
CNH Industrial Capital LLC, 4.875%, 4/1/2021	750,000	751,875
Illinois Tool Works Inc, 4.875%, 9/15/2041	175,000	203,652
Nortek Inc, term loan B, 3.500%, 10/30/2020	992,457	978,810
Ryder System Inc
2.350%, 2/26/2019	500,000	503,960
2.500%, 5/11/2020	145,000	144,411

		3,020,766

Materials—1.4%
Ardagh Holdings USA Inc
Incremental term loan, 4.000%, 12/17/2019	494,949	495,259
144A, 3.887%, VR, 5/15/2021 (c)	1,255,000	1,251,074
Standard Industries Inc/NJ 144A, 5.125%, 2/15/2021 (c)	180,000	188,100

		1,934,433

Technology—2.5%
Avago Technologies Cayman Finance Ltd, term loan B1, 4.250%, 2/1/2023	970,000	972,357
CDW Finance Corp, 5.000%, 9/1/2023	145,000	148,860
CDW LLC, new term loan, 3.250%, 4/29/2020	493,641	494,026
Equinix Inc., term loan, 4.000%, 1/8/2023	155,000	155,630
NXP BV, term loan B, 3.750%, 12/7/2020	538,650	541,175
ON Semiconductor Corp, term loan B, 5.250%, 3/31/2023	240,000	241,590
SS&C European Holdings SARL
Term loan B2, 4.000%, 7/8/2022	46,620	46,832
144A, 5.875%, 7/15/2023 (c)	65,000	67,763
Term loan B1, 4.000%, 7/8/2022	322,500	323,969
TSMC Global Ltd 144A, 1.625%, 4/3/2018 (c)	523,000	520,188

		3,512,390

Utilities—1.2%
Calpine Corp, term loan B6, 4.000%, 1/15/2023	418,950	418,296
Consolidated Edison Co of New York Inc, 3.300%, 12/1/2024	700,000	733,576
Southern Power Co, 1.850%, 12/1/2017	500,000	503,530

		1,655,402

Total Corporate Bonds and Notes

(Cost $49,799,270)		50,754,647

U.S. Government Agencies—7.8%
FNMA, 1.375%, 1/28/2019	3,475,000		3,514,396
FNMA, 1.500%, 6/22/2020	5,328,000		5,385,036
FNMA, 5.625%, 7/15/2037	1,473,000		2,062,415
Total U.S. Government Agencies

(Cost $10,993,819)			10,961,847

Municipal Bonds—4.6%
Bay Area Toll Authority, 7.043%, 4/1/2050	125,000		184,878
City of Chicago IL, 6.207%, 1/1/2032	250,000		226,488
Hillsborough County Aviation Authority, 3.549%, 10/1/2022	190,000		194,587
Los Angeles County Public Works Financing Authority, 7.488%, 8/1/2033	290,000		393,081
Massachusetts Health & Educational Facilities Authority, 6.432%, 10/1/2035	420,000		506,410
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.053%, 7/1/2026	270,000		288,077
New Jersey Turnpike Authority
7.102%, 1/1/2041	225,000		332,782
7.414%, 1/1/2040	200,000		303,292
Oregon Health & Science University, 5.000%, 7/1/2045	650,000		721,532
Pennsylvania Industrial Development Authority 144A, 3.556%, 7/1/2024 (c)	505,000		514,508
Puerto Rico Commonwealth Government Employees Retirement System
6.150%, 7/1/2038	825,000		249,563
6.200%, 7/1/2039	125,000		37,813
State of California, 7.625%, 3/1/2040	525,000		811,665
State of Illinois
5.100%, 6/1/2033	335,000		324,374
5.365%, 3/1/2017	385,000		396,123
5.665%, 3/1/2018	115,000		121,754
5.877%, 3/1/2019	410,000		444,611
Washington State Housing Finance Commission 144A, 4.375%, 1/1/2021 (c)	400,000		404,924
Total Municipal Bonds

(Cost $6,421,612)			6,456,462

Asset Backed Securities—0.6%
SBA Tower Trust 144A, 3.869%, VR, 10/15/2049 (c)	500,000		490,695
Carmax Auto Owner Trust
2.160%, 12/15/2021	135,000		134,782
2.560%, 2/15/2022	260,000		259,634
Total Asset Backed Securities

(Cost $894,960)			885,111

Foreign Government & Agency Securities—0.4%
Uruguay Government International Bond, 5.100%, 6/18/2050	375,000		352,500
Uruguay Government International Bond, 4.375%, 12/15/2028	7,256,406	UYU	213,672
Total Foreign Government & Agency Securities

(Cost $673,283)			566,172

Total Investments—115.2%
(Cost $158,751,112) (a)			161,297,843
Other Assets, less liabilities—(15.2)%			(21,310,766)

Net Assets—100.0%			$139,987,077

(a)	The aggregate cost for book and federal income purposes is $158,883,043. The aggregate gross unrealized appreciation is $2,998,599, and the aggregate gross unrealized depreciation is $583,799, resulting in net unrealized appreciation of $2,414,800.
(b)	A portion or all of the security was purchased as a when issued or delayed delivery security. At the close of the reporting period, the fund maintained liquid assets totaling at least $26.0 MM to cover certain derivative contracts, delayed securities and the settlement of certain securities.
(c)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

The principal amount is stated in U.S. dollars unless otherwise indicated.

TBA—To Be Announced

VR—Variable interest rate. Rate shown is that on April 30, 2016.

144A—Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016 the aggregate value of these securities was $13,795,376 representing 9.9% of net assets.

UYU—Uruguayan Peso

EUR—Euro

SEE NOTES TO PORTFOLIO OF INVESTMENTS

At April 30, 2016, the Fund had the following forward currency contracts outstanding.

		Contract	Settlement		Unrealized	Unrealized
Counterparty	Currency	Type	Date	Value	Appreciation	Depreciation
Morgan Stanley and Company International PLC	EUR	Buy	6/15/2016	$901,403	$20,644	$—
Credit Agricole CIB	EUR	Sell	6/15/2016	1,318,846	—	27,557
Westpac Banking Corporation	GBP	Sell	6/15/2016	5,860	—	173
HSBC Bank USA	UYU	Sell	6/30/2016	95,676	—	2,872
HSBC Bank USA	UYU	Sell	6/30/2016	47,838	—	1,521
HSBC Bank USA	UYU	Sell	6/30/2016	47,807	—	1,827

					$20,644	$33,950

At April 30, 2016, the Fund had the following future contracts outstanding.

				Unrealized	Unrealized
Description	Number of Contracts	Value	Expiration Date	Appreciation	Depreciation
Euro-Bund (Short)	1	$185,409	6/8/2016	$1,388	$—

				$1,388	$—

At April 30, 2016, the Fund had the following centrally cleared interest rate swap contracts outstanding.

	Counterparty/		Notional	Unrealized	Unrealized
Description	Exchange	Expiration Date	Amount	Appreciation	Depreciation
Receive Floating rate 3 month USD BBA LIBOR
Pay Fixed rate 2.250%	Morgan Stanley/LCH	9/21/2026	$9,326,000	$—	$13,041
Receive Floating rate 3 month USD BBA LIBOR
Pay Fixed rate 2.750%	Morgan Stanley/LCH	9/21/2046	4,649,000	814	—
Receive Floating rate 3 month USD BBA LIBOR
Pay Fixed rate 1.634%	Morgan Stanley/LCH	6/15/2026	3,192,000	26,292	—

				$27,106	$13,041

At April 30, 2016, the Fund had the following OTC interest rate swap contracts outstanding.

Rate Type
	Payments made by		Payments received by		Notional	Unrealized	Unrealized
Counterparty	the Fund		the Fund	Expiration Date	Amount	Appreciation	Depreciation
Deutsche Bank AG	1.898	% Fixed	USA-CPI-U	7/15/2024	7,362,000	$13,440	$—

						$13,440	$—

At April 30, 2016, the Fund had the following centrally cleared credit default swap contracts outstanding.

	Counterparty/			Notional	Unrealized	Unrealized
Description	Exchange	Fixed Rate	Expiration Date	Amount	Appreciation	Depreciation
CDX-NAIG Series 26, Version 1, 5 Year Index	Morgan Stanley/CME	1.00%	6/20/2021	$2,469,000	$3,029	$—
CDX-NAHY Series 25, Version 1, 5 Year Index	Morgan Stanley/CME	5.00%	12/20/2020	287,000	214	—
CDX-NAHY Series 26, Version 1, 5 Year Index	Morgan Stanley/CME	5.00%	12/20/2020	491,000	917
iTraxx Europe Crossover Series 25, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	1.00%	6/20/2021	1,293,000		473
iTraxx Europe Crossover Series 24, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	5.00%	12/20/2020	238,000	—	5,581
iTraxx Europe Crossover Series 24, Version 1, 5 Year Index (EUR)	Morgan Stanley/ICE	1.00%	12/20/2020	491,000	—	9,845

					$4,160	$15,899

At April 30, 2016, the Fund had the following OTC credit default swap contracts outstanding.

		Upfront Premium			Notional	Unrealized	Unrealized
Description	Counterparty	Received (Paid)	Fixed Rate	Expiration Date	Amount	Appreciation	Depreciation
CMBX NA AAA.6	Credit Suisse International	5,720	0.50%	5/11/2063	$155,000	$3,348	—
CMBX NA AAA.6	Morgan Stanley & Co. International PLC	64,963	0.50%	5/11/2063	1,983,000	34,026	—
CMBX NA AAA.6	Morgan Stanley & Co. International PLC	5,243	0.50%	5/11/2063	155,000	2,821	—
CMBX NA AAA.6	Morgan Stanley & Co. International PLC	4,065	0.50%	5/11/2063	120,000	2,237	—
CMBX.NA.AAA.6	Deutsche Bank AG	4,912	0.50%	5/11/2063	145,000	2,704	—

						$45,136	$—

LCH—London Clearing House

CME—Chicago Mercantile Exchange

ICE—Intercontinental Exchange

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2016 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments in Securities:
Mortgage Backed Securities	$—	$91,673,604	$—	$91,673,604
Corporate Bonds and Notes	—	50,754,647	—	50,754,647
U.S. Government Agencies	—	10,961,847	—	10,961,847
Municipal Bonds	—	6,456,462	—	6,456,462
Asset Backed Securities	—	885,111	—	885,111
Foreign Government & Agency Securities	—	566,172	—	566,172

Total Investment in Securities	$—	$161,297,843	$—	$161,297,843

Other Financial Instruments:
Foreign Exchange Contracts	$—	$20,644	$—	$20,644
SWAP Contracts	—	$58,576	—	$58, 576

Total Other Financial Instruments	$—	$79,220	$—	$79,220

Liabilities:
Other Financial Instruments:
Foreign Exchange Contracts	$—	$33,950	$—	$33,950

Total Other Financial Instruments	$—	$33,950	$—	$33,950

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2015	$284,958
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(82,355)
Purchases	—
Sales	—
Transfers in and/or out of level three	(202,603)

Balance as of April 30, 2016	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2016	$—

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(F) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap

(swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

(G) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract.

(H) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities.

(I) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss.

(J) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.

For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statements of

Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statements of Operations.

(K) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio.

Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President

Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton President (Principal Executive Officer)

Date:	June 29, 2016

By:	/s/ Carole M. Laible
Carole M. Laible Treasurer (Principal Financial Officer)

Date:	June 29, 2016